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                                  [LETTERHEAD]

                                December 3, 1996

Securities and Exchange Commission
450 Fifth Street N.W.                           ELECTRONICALLY FILED VIA EDGAR
Washington, D.C. 20549

     Re:  Piper Funds Inc.
          File Nos. 33-10261 and 811-4905

Dear Sir or Madam:

          Pursuant to Rule 497(j), Piper Funds Inc. certifies that:

          (1) the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment #33 filed November 27, 1996); and

          (2) the text of the most recent amendment to the registration statement has been filed electronically.

                                         Very truly yours,

                                         /s/ Bethany S. Brand
                                         Bethany S. Brand

cc:  Kathleen Prudhomme
     Kathleen Gorman